UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-08359

The Westport Funds
(Exact name of Registrant as specified in charter)

253 Riverside Avenue
Westport, Connecticut 06880
(Address of principal executive offices) (Zip code)

Edmund H. Nicklin, Jr.,
253 Riverside Avenue
Westport, Connecticut 06880
(Name and address of agent for service)

Registrant's telephone number, including area code: (888) 593-7878

Date of fiscal year end: 12/31

Date of reporting period: 9/30/12

FORM N-Q

Item 1.  Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Market Value
Banks & Thrifts/Financial Services - 1.1%
Banner Corp.	208,213	$5,642,572

Business Products & Services - 15.3%
Arbitron, Inc.	328,142	12,436,582
CACI International, Inc.(a)	185,900	9,627,761
JDA Software Group, Inc.(a)	333,500	10,598,630
Parametric Technology Corp.(a)	432,804	9,435,127
Synopsys, Inc.(a)	1,048,892	34,634,414
		76,732,514

Communications Equipment & Services - 0.7%
General Communication, Inc. - Class A(a)	331,722	3,250,876

Consumer Products & Services - 16.3%
Big Lots, Inc.(a)	939,642	27,794,610
Carter's, Inc.(a)	129,550	6,974,972
Darden Restaurants, Inc.	486,454	27,119,811
Express, Inc.(a)	195,200	2,892,864
Orient-Express Hotels Ltd. - Class A(a)	806,827	7,180,760
Saks, Inc.(a)	912,600	9,408,906
		81,371,923

Health Care Products & Services - 10.0%
Universal Health Services, Inc. - Class B	1,096,713	50,152,686

Industrial Services - 7.8%
DeVry, Inc.	845,000	19,232,200
ITT Educational Services, Inc.(a)	227,187	7,322,237
United Rentals, Inc.(a)	374,997	12,266,152
		38,820,589

Industrial Specialty Products - 23.0%
FEI Company	428,030	22,899,605
IPG Photonics Corp.(a)	415,600	23,813,880
Precision Castparts Corp.	270,622	44,203,398
QLogic Corp.(a)	777,016	8,873,523
Rofin-Sinar Technologies, Inc.(a)	281,458	5,553,166
Rogers Corp.(a)	235,953	9,994,969
		115,338,541

Insurance - 14.3%
Arthur J. Gallagher & Company	403,424	14,450,648
Brown & Brown, Inc.	578,261	15,075,264
Willis Group Holdings plc	1,142,820	42,192,914
		71,718,826

Oil & Gas Producers - 8.7%
Forest Oil Corp.(a)	825,558	6,975,965
Lone Pine Resources, Inc.(a)	704,640	1,099,238
Plains Exploration & Production Company(a)	800,003	29,976,113

Stone Energy Corp.(a)	226,000	$5,677,120

		43,728,436

Publishing - 1.6%
John Wiley & Sons, Inc. - Class A	169,694	7,797,439

Security Products & Services - 1.1%
Checkpoint Systems, Inc.(a)	669,150	5,540,562

TOTAL COMMON STOCKS (Cost $274,172,618)		$500,094,964

MONEY MARKETS - 0.3%	Shares	Market Value
Federated U.S. Treasury Cash Reserve Fund	1,680,011	$1,680,011

TOTAL MONEY MARKETS (Cost $1,680,011)		$1,680,011

TOTAL INVESTMENT SECURITIES - 100.2% (Cost $275,852,629)		$501,774,975

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(1,004,950)

NET ASSETS - 100.0%		$500,770,025

(a)    Non-income producing security.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (Unaudited)

COMMON STOCKS - 87.7%	Shares	Market Value
Banks & Thrifts/Financial Services - 3.9%
Cullen/Frost Bankers, Inc.	70,000	$4,020,100
MasterCard, Inc. - Class A	25,000	11,287,000
State Street Corp.	107,500	4,510,700
SunTrust Banks, Inc.	10,000	282,700
WSFS Financial Corp.	48,546	2,003,979
		22,104,479

Broadcasting/Cable TV/Advertising - 1.8%
Interpublic Group of Companies, Inc.	926,192	10,299,255

Business Products & Services - 18.9%
CA, Inc.	455,089	11,725,368
CACI International, Inc.(a)	35,000	1,812,650
Check Point Software Technologies Ltd.(a)	365,000	17,578,400
Lender Processing Services, Inc.	595,545	16,609,750
Parametric Technology Corp.(a)	600,000	13,080,000
Synopsys, Inc.(a)	572,012	18,887,836
Teradata Corp.(a)	208,190	15,699,608
Trimble Navigation Ltd.(a)	240,000	11,438,400
		106,832,012

Chemicals - 9.0%
Air Products and Chemicals, Inc.	140,000	11,578,000
Albemarle Corp.	127,300	6,706,164
FMC Corp.	360,000	19,936,800
Praxair, Inc.	123,000	12,777,240
		50,998,204

Consumer Products & Services - 9.4%
American Eagle Outfitters, Inc.	450,000	9,486,000
Dr. Pepper Snapple Group, Inc.	300,000	13,359,000
McCormick & Company, Inc.	250,260	15,526,131
Ross Stores, Inc.	230,000	14,858,000
		53,229,131

Engineering & Consulting - 1.2%
Chicago Bridge & Iron Company N.V.	181,600	6,917,144

Health Care Products & Services - 5.9%
CVS Caremark Corp.	192,090	9,300,998
Laboratory Corporation of America Holdings(a)	150,000	13,870,500
Universal Health Services, Inc. - Class B	227,500	10,403,575
		33,575,073

Industrial Services - 2.0%
Republic Services, Inc.	415,000	11,416,650

Industrial Specialty Products - 17.2%
Amphenol Corp.	201,300	11,852,544
FEI Company	196,742	10,525,697
International Rectifier Corp.(a)	120,246	2,006,906

MSC Industrial Direct Company, Inc. - Class A	167,500	$11,299,550
Nordson Corp.	123,000	7,210,260
Pall Corp.	272,500	17,301,025
Precision Castparts Corp.	120,601	19,698,967
Texas Instruments, Inc.	107,964	2,974,408
W.W. Grainger, Inc.	70,000	14,585,900
		97,455,257

Insurance - 2.9%
Brown & Brown, Inc.	200,000	5,214,000
Willis Group Holdings plc	310,000	11,445,200
		16,659,200

Medical Products & Services - 4.8%
Abbott Laboratories	67,500	4,627,800
Charles River Laboratories International, Inc.(a)	135,000	5,346,000
Varian Medical Systems, Inc.(a)	285,000	17,191,200
		27,165,000

Oil & Gas Producers - 8.3%
Anadarko Petroleum Corp.	200,000	13,984,000
EOG Resources, Inc.	172,500	19,328,625
Forest Oil Corp.(a)	282,500	2,387,125
Lone Pine Resources, Inc.(a)	248,027	386,922
Plains Exploration & Production Company(a)	180,824	6,775,475
Stone Energy Corp.(a)	162,541	4,083,030
		46,945,177

Transportation - 1.3%
FedEx Corp.	85,000	7,192,700

Utilities - 1.1%
Entergy Corp.	92,500	6,410,250

TOTAL COMMON STOCKS (Cost $372,178,277)		$497,199,532

MONEY MARKETS - 12.3%	Shares	Market Value
Federated U.S. Treasury Cash Reserve Fund	69,530,265	$69,530,265

TOTAL MONEY MARKETS (Cost $69,530,265)		$69,530,265

TOTAL INVESTMENT SECURITIES - 100.0% (Cost $441,708,542)		$566,729,797

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0% (b)		(67,094)

NET ASSETS - 100.0%		$566,662,703

(a)    Non-income producing security.

(b)    Amount rounds to less than 0.05%.

See Notes to Schedules of Investments.

THE WESTPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2012 (Unaudited)

Security Valuation – The Funds’ portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on stock exchanges are valued at the last sale price and securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities for which market quotations are not readily available, or for which an available market quotation is determined not to be reliable, are valued at their fair value as determined in accordance with the valuation procedures approved by the Board of Trustees.  Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value.

Security Transactions – Security transactions are accounted for on the trade date.  Securities sold are determined on a specific identification basis.

Federal Tax Information – As of September 30, 2012, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

	Westport
	Select Cap	Westport
	Fund	Fund
Gross Unrealized Appreciation	$247,861,503	$147,368,569
Gross Unrealized Depreciation	$(21,939,157)	$(22,357,878)
Net Unrealized Appreciation	$225,922,346	$125,010,691

Federal Income Tax Cost	$275,852,629	$441,719,106

Footnote Disclosure

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds did not hold any Level 2 or Level 3 securities during the period ended September 30, 2012. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

Westport Select Cap Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$500,094,964	$-	$-	$500,094,964
Money Markets	1,680,011	-	-	1,680,011
Total	$501,774,975	$-	$-	$501,774,975

Westport Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks*	$497,199,532	$-	$-	$497,199,532
Money Markets	69,530,265	-	-	69,530,265
Total	$566,729,797	$-	$-	$566,729,797

* All sub-categories within common stocks represent Level 1 evaluation status. See Portfolios of Investments for industry categories.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Westport Funds

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund H. Nicklin, Jr.
Edmund H. Nicklin, Jr.
President

Date:	November 16, 2012

By:	/s/ Terry A. Wettergreen
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:	November 16, 2012